Related Party Transactions - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 5,400	€ 4,283
Long-term employee benefits	0	111
Post-employment benefits	304	239
Share-based compensation	110	121
Key management personnel compensation, Total	€ 5,814	€ 4,754